Restatement of Previously Issued Unaudited Condensed Financial Statements - Schedule of Condensed Consolidated Balance Sheet (Details) - Business Combination [Member]	Dec. 31, 2024 USD ($)
Schedule of Condensed Consolidated Balance Sheet [Line Items]
Accounts payable and accrued liabilities	$ 9,984,195
Current liabilities	13,482,502
Total liabilities	19,478,984
Accumulated deficit	(117,798,661)
Total stockholders’ deficit	(3,274,302)
As Previously Reported [Member]
Schedule of Condensed Consolidated Balance Sheet [Line Items]
Accounts payable and accrued liabilities	7,684,195
Current liabilities	11,182,502
Total liabilities	17,178,984
Accumulated deficit	(115,498,661)
Total stockholders’ deficit	(974,302)
Adjustments [Member]
Schedule of Condensed Consolidated Balance Sheet [Line Items]
Accounts payable and accrued liabilities	2,300,000
Current liabilities	2,300,000
Total liabilities	2,300,000
Accumulated deficit	(2,300,000)
Total stockholders’ deficit	$ (2,300,000)